Retirement-Related Benefits (PBO, APBO, FV of Plan Assets, and Funded Status) (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Funded status of plan
Underfunded plan benefit obligation	$ 40,836		$ 46,458
Underfunded plan fair value of plan assets	21,745		29,481
Underfunded plan funded status	(19,091)	[1]	(16,977)	[1]
Overfunded plan benefit obligation	71,512		58,661
Overfunded plan fair value of plan assets	73,671		64,205
Overfunded plan funded status	2,159	[1]	5,544	[1]
U.S. Nonpension Postretirement Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	5,053		4,633
Underfunded plan fair value of plan assets	16		177
Underfunded plan funded status	(5,037)	[1]	(4,456)	[1]
Non-U.S. Nonpension Postretirement Plans
Funded status of plan
Underfunded plan benefit obligation	806		822
Underfunded plan fair value of plan assets	73		81
Underfunded plan funded status	(733)	[1]	(741)	[1]
Overfunded plan benefit obligation	11		10
Overfunded plan fair value of plan assets	11		11
Overfunded plan funded status	0	[1]	1	[1]
U.S. Defined Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	6,989		6,352
Underfunded plan fair value of plan assets	16		177
Underfunded plan funded status	(6,973)	[1]	(6,175)	[1]
Qualified PPP
Funded status of plan
Overfunded plan benefit obligation	54,708		49,315
Overfunded plan fair value of plan assets	55,772		53,954
Overfunded plan funded status	1,065	[1]	4,639	[1]
Percentage of plan funded	102.00%
Excess PPP
Funded status of plan
Underfunded plan benefit obligation	1,602		1,425
Underfunded plan funded status	(1,602)	[1]	(1,425)	[1]
Retention Plan
Funded status of plan
Underfunded plan benefit obligation	334		294
Underfunded plan funded status	(334)	[1]	(294)	[1]
Non-U.S. Defined Benefit Plans
Funded status of plan
Underfunded plan benefit obligation	33,846		40,106
Underfunded plan fair value of plan assets	21,729		29,304
Underfunded plan funded status	(12,118)	[1]	(10,802)	[1]
Overfunded plan benefit obligation	16,804		9,346
Overfunded plan fair value of plan assets	17,898		10,251
Overfunded plan funded status	1,094	[1]	905	[1]
Qualified Non-U.S. Defined Benefit Pension Plans
Funded status of plan
Underfunded plan benefit obligation	26,278		32,697
Underfunded plan fair value of plan assets	21,655		29,223
Underfunded plan funded status	(4,623)	[1]	(3,474)	[1]
Overfunded plan benefit obligation	16,794		9,336
Overfunded plan fair value of plan assets	17,888		10,240
Overfunded plan funded status	1,094	[1]	904	[1]
Nonqualified Non-U.S. Defined Benefit Pension Plan
Funded status of plan
Underfunded plan benefit obligation	6,762		6,587
Underfunded plan funded status	$ (6,762)	[1]	$ (6,587)	[1]
Defined Benefit Pension Plans
Funded status of plan
Percentage of plan funded	90.00%
Qualified Defined Benefit Pension Plans
Funded status of plan
Percentage of plan funded	97.00%

[1]

Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).